Other income (Tables)	12 Months Ended
Jun. 30, 2021
Other income.
Summary of other income

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Tax refund	1,203	606	1,279
Government grants (Note (i))	9,265	36,602	46,587
Income from depositary bank (Note 29)	—	—	4,274
	10,468	37,208	52,140

Note:

(i)	Government grants mainly represented unconditional cash awards granted by the local authorities in the PRC.